Share-Based Compensation - Summary of Restricted Stock Units Activity (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option award granted	7,983,650 [1]
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Nonvested at beginning of year	0
Stock option award granted	3,472,106
Vested and settled	(512,686)
Forfeited	(629,326)
Nonvested at end of year	2,330,094
Weighted average fair value, beginning balance | $ / shares
Weighted average grant date fair value | $ / shares	3.58
Weighted average fair value vested | $ / shares	3.58
Weighted average fair value forfeited | $ / shares	3.58
Weighted average fair value, ending balance | $ / shares	$ 3.58

[1]	Number of options and the weighted average exercise price have been adjusted to reflect the exchange of Old Talkspace’s common stock for Talkspace’s common stock at an exchange ratio of approximately 1.134140 in June 2021 as a result of the Business Combination. See Note 3, “Business Combination” in the notes to the consolidated financial statements for further details.